Annual Total Returns [BarChart] - Voya Solution 2035 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.90%)
2012	14.89%
2013	20.09%
2014	5.38%
2015	(0.77%)
2016	6.00%
2017	19.22%
2018	(8.54%)
2019	21.53%
2020	14.13%